Provisions for other liabilities and charges	3 Months Ended
Mar. 31, 2024
Provisions for other liabilities and charges
Provisions for other liabilities and charges

20.Provisions for other liabilities and charges

Decommissioning and site restoration provision	March 31,	December 31,
	2024	2023
	$’000	$’000

At January 1	86,408	85,016
Decrease in provisions	(4,478)	(505)
Payments for tower and tower equipment decommissioning	(5)	(343)
Unwinding of discount	2,299	9,156
Effects of movement in exchange rates	(3,955)	(6,916)
At end of period/year	80,269	86,408

Analysis of total decommissioning and site restoration provisions:
Non‑current	80,086	86,131
Current	183	277
	80,269	86,408

This provision relates to the probable obligation that the Group may incur to dismantle and remove assets from tower sites. The amount recognized initially is the present value of the estimated amount that will be required to decommission and restore the leased sites to their original states, discounted using the risk-free rates of individual operations within the Group, adjusted for risks specific to the cash flows being discounted. The amount provided for each site has been discounted based on the respective lease terms attached to each site.